DISPOSITION OF AIRCARD BUSINESS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of gain on sale of disposal
The gain on sale of the AirCard business consisted of:

Cash proceeds received	$122,807
Proceeds held in escrow	13,800
Total proceeds	$136,607
Transaction costs	(2,849)
Net proceeds	$133,758
Assets and liabilities held for sale	(39,680)
Gross gain on disposal	$94,078
Income tax expense	(23,896)
Gain on disposal, net of taxes	$70,182

Schedule of results related to the AirCard business presented as discontinued operations in the statement of earnings

2013
Revenue	$46,701
Cost of goods sold	32,978
Gross margin	$13,723
Expenses	(12,918)
Gain on sale of AirCard business	94,078
Earnings before income taxes	$94,883
Income tax expense	(24,295)
Net earnings from discontinued operations	$70,588